Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,104.9	$ 2,154.2
Impairment	(55.2)	(58.4)
Ending balance	1,964.7	2,104.9	$ 2,154.2
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,757.8	3,724.2	3,461.5
Additions	154.3	237.7	435.2
Disposals	(80.2)	(65.3)	(64.2)
Impairment			(27.0)
Reclassifications	(147.6)	(163.9)	(26.1)
Interest on capitalized assets	4.8	22.1	16.1
Translation adjustments	(25.5)	33.1	(6.4)
Ending balance	3,654.8	3,757.8	3,724.2
Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(8.8)	(30.1)	(64.9)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,652.9)	(1,570.0)	(1,434.1)
Depreciation	(159.2)	(196.5)	(194.5)
Disposals	61.2	29.8	41.7
Reclassifications	51.4	92.3	8.7
Interest on capitalized assets	(1.5)
Translation adjustments	10.9	(8.5)	8.2
Ending balance	(1,690.1)	(1,652.9)	(1,570.0)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	11.0
Ending balance	11.0	11.0	11.0
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	11.0	11.0
Ending balance	11.0	11.0	11.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	532.9	465.8
Ending balance	530.7	532.9	465.8
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	741.8	657.1	616.5
Additions	1.3	4.1	0.6
Disposals	(10.9)	(8.1)	(9.3)
Reclassifications	19.3	85.5	49.9
Translation adjustments	(1.4)	3.2	(0.6)
Ending balance	750.1	741.8	657.1
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(208.9)	(191.3)	(180.8)
Depreciation	(20.2)	(21.3)	(20.0)
Disposals	10.7	4.1	9.2
Reclassifications	0.1	0.6
Interest on capitalized assets	(1.5)
Translation adjustments	0.4	(1.0)	0.3
Ending balance	(219.4)	(208.9)	(191.3)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57.3	54.7
Ending balance	56.8	57.3	54.7
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161.4	156.1	151.8
Disposals	(0.9)		(0.2)
Reclassifications	2.1	4.8	4.4
Translation adjustments	(0.2)	0.5	0.1
Ending balance	162.4	161.4	156.1
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(104.1)	(101.4)	(97.2)
Depreciation	(2.8)	(3.0)	(4.2)
Disposals	0.9
Reclassifications	0.3	0.4
Translation adjustments	0.1	(0.1)
Ending balance	(105.6)	(104.1)	(101.4)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	465.2	464.7
Ending balance	454.3	465.2	464.7
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	971.8	909.8	853.3
Additions	28.5	40.3	54.8
Disposals	(36.5)	(10.1)	(7.6)
Reclassifications	8.8	22.5	10.2
Translation adjustments	0.1	11.5	(0.9)
Ending balance	972.4	971.8	909.8
Machinery and equipment [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(0.3)	(2.2)
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(506.6)	(445.1)	(389.5)
Depreciation	(46.4)	(60.3)	(62.7)
Disposals	33.5	7.5	4.9
Reclassifications	2.8		1.8
Translation adjustments	(1.4)	(8.7)	0.4
Ending balance	(518.1)	(506.6)	(445.1)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31.5	34.1
Ending balance	29.6	31.5	34.1
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74.9	74.1	70.5
Additions	1.9	3.6	4.0
Disposals	(2.1)	(1.9)	(2.3)
Reclassifications	(0.1)	(1.4)	1.9
Translation adjustments	(0.4)	0.5
Ending balance	74.2	74.9	74.1
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43.4)	(40.0)	(37.9)
Depreciation	(2.9)	(4.0)	(4.1)
Disposals	1.5	1.0	1.9
Translation adjustments	0.2	(0.4)	0.1
Ending balance	(44.6)	(43.4)	(40.0)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.1	4.1
Ending balance	3.5	4.1	4.1
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17.5	16.8	17.0
Additions	0.5	0.4	0.7
Disposals	(0.5)	(0.7)	(0.9)
Reclassifications		0.5	0.2
Translation adjustments	(0.2)	0.5	(0.2)
Ending balance	17.3	17.5	16.8
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13.4)	(12.7)	(12.5)
Depreciation	(1.0)	(1.2)	(1.1)
Disposals	0.4	0.6	0.8
Reclassifications		0.3
Translation adjustments	0.2	(0.4)	0.1
Ending balance	(13.8)	(13.4)	(12.7)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111.9	162.8
Ending balance	37.5	111.9	162.8
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	193.2	316.7	323.5
Additions	10.2	14.4	137.4
Disposals	(0.3)	(8.1)	(17.8)
Impairment			(27.0)
Reclassifications	(120.8)	(104.0)	(34.7)
Translation adjustments	(0.1)		0.2
Ending balance	76.2	193.2	316.7
Aircraft [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(6.0)	(25.8)	(64.9)
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81.3)	(153.9)	(156.4)
Depreciation	(9.1)	(25.6)	(25.4)
Disposals	0.3	6.9	15.5
Reclassifications	51.4	91.3	8.6
Translation adjustments			3.8
Ending balance	(38.7)	(81.3)	(153.9)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41.9	43.1
Ending balance	35.5	41.9	43.1
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	190.3	179.3	163.2
Additions	6.3	11.4	17.3
Disposals	(6.4)	(0.8)	(3.0)
Reclassifications	0.9	(0.7)	1.7
Translation adjustments	(1.1)	1.1	0.1
Ending balance	190.0	190.3	179.3
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(148.4)	(136.2)	(128.7)
Depreciation	(11.5)	(12.1)	(10.4)
Disposals	6.3	0.6	2.9
Reclassifications	(1.7)		(0.1)
Translation adjustments	0.8	(0.7)	0.1
Ending balance	(154.5)	(148.4)	(136.2)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	291.2	308.9
Ending balance	257.6	291.2	308.9
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	620.9	587.8	533.5
Additions	16.6	30.8	54.6
Disposals	(1.7)	(1.0)	(0.9)
Reclassifications	0.5	5.1	0.9
Translation adjustments	(4.7)	0.3	(0.3)
Ending balance	629.1	620.9	587.8
Tooling [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(2.5)	(2.1)
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(329.7)	(278.9)	(233.4)
Depreciation	(48.1)	(50.8)	(44.7)
Disposals	0.7	0.3	0.5
Reclassifications			(1.6)
Translation adjustments	5.6	(0.3)	0.3
Ending balance	(371.5)	(329.7)	(278.9)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.1	20.0
Ending balance	16.2	16.1	20.0
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26.0	29.4	22.8
Additions	1.4	8.6	8.6
Reclassifications	0.2	(12.0)	(2.0)
Ending balance	27.6	26.0	29.4
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.9)	(9.4)	(9.4)
Depreciation		(0.2)
Reclassifications	(1.5)	(0.3)
Ending balance	(11.4)	(9.9)	(9.4)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	465.3	468.6
Ending balance	438.3	465.3	468.6
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	672.5	669.7	622.6
Additions	46.3	43.6	65.5
Disposals	(20.2)	(33.5)	(15.1)
Reclassifications	(31.8)	(22.2)	1.2
Translation adjustments	(16.0)	14.9	(4.5)
Ending balance	650.8	672.5	669.7
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(207.2)	(201.1)	(188.3)
Depreciation	(17.2)	(18.0)	(21.9)
Disposals	6.9	8.8	6.0
Translation adjustments	5.0	3.1	3.1
Ending balance	(212.5)	(207.2)	(201.1)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76.5	116.4
Ending balance	93.7	76.5	116.4
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76.5	116.4	75.8
Additions	41.3	80.5	91.7
Disposals	(0.7)	(1.1)	(7.1)
Reclassifications	(26.7)	(142.0)	(59.8)
Interest on capitalized assets	4.8	22.1	16.1
Translation adjustments	(1.5)	0.6	(0.3)
Ending balance	$ 93.7	$ 76.5	$ 116.4